Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Summary of Noninterest Income Segregated By Revenue Streams In-scope and Out-of-scope of Topic 606
The following presents noninterest income, segregated by revenue streams in-scope and out-of-scope of Topic 606, for the years ended December 31, 2021, 2020 and 2019.

	For the years ended December 31,
	2021	2020	2019
Noninterest Income
In-scope of Topic 606:
Service charges	$5,905	$5,288	$6,395
ATM/Interchange fees	5,443	4,472	4,056
Wealth management fees	4,857	3,981	3,670
Tax refund processing fees	2,375	2,375	2,750
Other	1,055	831	911

Noninterest Income (in-scope of Topic 606)	19,635	16,947	17,782
Noninterest Income (out-of-scope of Topic 606)	11,817	11,235	4,661

Total Noninterest Income	$31,452	$28,182	$22,443